Schedule of Annual Maturities of Capital Leases (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Operating Leased Assets [Line Items]
2016	$ 1,694,006
2017	923,908
Total capital lease payments	2,617,914
Less amount representing interest	(461,078)
Total future minimum lease payments	2,156,836
Less current portion of capital leases	(1,305,426)
Long term portion of capital leases	$ 851,410	$ 129,185	$ 2,156,837